Note 19 - Share-based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares (in shares)	72,318,158	75,063,552	82,247,600
Weighted average exercise price (in CNY per share)	¥ 0.92	¥ 0.90	¥ 0.88
Aggregate intrinsic value	¥ 16,422	¥ 141,274	¥ 148,348	¥ 96,658
Number of shares exercised (in shares)	(69,118,158)	(2,597,400)	(6,754,720)
Weighted average exercise price, exercised (in CNY per share)	¥ 0.96	¥ 0.45	¥ 0.24
Number of shares exercised forfeited (in shares)	(400,000)	(147,994)	(429,328)
Weighted average exercise price, forfeited (in CNY per share)	¥ 0.01	¥ 0.01	¥ 0.17
Weighted average exercise price (in CNY per share)	¥ 1.17	¥ 0.92	¥ 0.90
Number of shares (in shares)	2,800,000	72,318,158	75,063,552
Exercisable shares (in shares)	2,800,000
Exercisable, weighted average exercise price (in CNY per share)	¥ 1.17
Exercisable, aggregate intrinsic value	¥ 16,422